NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Oct. 31, 2023
Notes and other explanatory information [abstract]
Schedule of non-controlling interest

	October 31, 2023	October 31, 2022	October 31, 2021
	$	$	$
Balance, beginning of year	2,006,479	2,033,986	(33,383)
Non-controlling interest’s 13% share of GR Michigan	-	-	5,743
Non-controlling interest’s 100% share of Canopy	(129,279)	(27,507)	2,065,718
Acquisition of 87% of Canopy	(893,483)	-	2,065,718
Balance, end of year	983,717	2,006,479	2,033,986

Schedule of summarized financial information

	October 31, 2023	October 31, 2022	October 31, 2021
	$		$
Current assets	-	-	1,453
Non-current assets	-	-	-
Current liabilities	-	-	-
Non-current liabilities	-	-	-
Net loss for the year	-	-	48,867

Schedule of summarized financial information

	October 31, 2023	October 31, 2022	October 31, 2021
	$	$	$
Current assets	4,192,902	3,200,701	3,093,330
Non-current assets	4,016,860	3,741,309	4,023,521
Current liabilities	2,048,167	2,337,695	1,708,330
Non-current liabilities	253,340	715,461	1,225,804
Advances due to parent	-	-	530,020
Net income (loss) for the year	(129,279)	(27,507)	2,196,479